UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21423

The Gabelli Dividend & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

The Gabelli Dividend & Income Trust

Semiannual Report — June 30, 2023

To Our Shareholders,

For the six months ended June 30, 2023, the net asset value (NAV) total return of The Gabelli Dividend & Income Trust (the Fund) was 7.0%, compared with a total return of 16.9% for the Standard & Poor’s (S&P) 500 Index. The total return for the Fund’s publicly traded shares was 5.8%. The Fund’s NAV per share was $25.08, while the price of the publicly traded shares closed at $21.13 on the New York Stock Exchange (NYSE). See page 3 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2023.

Investment Objective (Unaudited)

The Gabelli Dividend & Income Trust is a diversified, closed-end management investment company. The Fund’s investment objective is to seek a high level of total return with an emphasis on dividends and income. In making stock selections, the Fund’s investment adviser looks for securities that have a superior yield and capital gains potential.

Performance Discussion (Unaudited)

During the first half of the year, all major North American stock indices were up, some by double digits. Inflation continues to be a major concern for the Federal Reserve, and we are still not close to reaching the 2% inflation target of the Federal Reserve, although inflation is slowly moving down. The balance sheet of the Federal Reserve increased dramatically during the financial crisis, and it has ballooned even further since the beginning of the COVID-19 pandemic. It needs to come down in the years ahead. As the process of quantitative tightening (QT) continues, liquidity will drain from the financial system. This may be a headwind for future stock returns, especially for companies with poor free cash flow. Luckily, in (y)our portfolio, we focus on stocks with strong free cash flow and good prospects for growing their dividends.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive sharehold-er reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Of the eleven sectors that make up the S&P 500 Index, most were up in the first half of the year and a few were actually down. The best performing sector in the first half was technology, which was up around 40%. Communication Services was the second best performing sector, up about 35%. Both sectors had a disappointing year in 2022, but clearly have come roaring back in the first half of 2023. The two worst performing sectors in the first half were Energy and Utilities, both down about 5%.

One of the best performing stocks in your portfolio during the first half of the year was Microsoft (2.2% of the portfolio as of June 30, 2023), a leading software technology company, as large cap growth stocks drove the stock market upwards. In addition to Microsoft, other top performing large cap technology companies in (y)our portfolio included Apple (0.9%), Alphabet (1.9%), and Amazon (0.9%). Another strong performer was NVIDIA (0.5%), a company now closely tied to artificial intelligence (AI).

There were also a number of stock holdings in (y)our portfolio that declined in the first half. One of the leading detractors was PNC Financial (0.7%), a regional bank that was hurt due to concerns about commercial real estate exposure, and unrealized losses on its bond portfolio. Other poor performers were in the health care area, including CVS (0.8%), Cigna (0.7%), and Pfizer (0.5%).

Thank you for your investment in The Gabelli Dividend & Income Trust.

We appreciate your confidence and trust.

The views expressed reflect the opinions of the Fund’s portfolio managers and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Comparative Results

Average Annual Returns through June 30, 2023 (a) (Unaudited)

	Six Months	1 Year	5 year	10 year	15 year	Since Inception (11/28/03)
The Gabelli Dividend & Income Trust (GDV)
NAV Total Return (b)	7.03%	13.74%	7.02%	8.15%	7.68%	7.84%
Investment Total Return (c)	5.81	10.58	5.19	7.94	8.38	7.42
S&P 500 Index	16.89	19.59	12.31	12.86	10.88	9.76
Dow Jones Industrial Average	4.94	14.23	9.58	11.24	10.37	9.25

(a)	Performance returns for periods of less than one year are not annualized. Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. The Fund’s use of leverage may magnify the volatility of net asset value changes versus funds that do not employ leverage. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli. com for performance information as of the most recent month end. The S&P 500 Index is an unmanaged indicator of stock market performance. The Dow Jones Industrial Average is an unmanaged index of 30 large capitalization stocks. Dividends are considered reinvested. You cannot invest directly in an index.
(b)	Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and adjustment for the spin-off and are net of expenses. Since inception return is based on an initial NAV of $19.06.
(c)	Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions and adjustment for the spin-off. Since inception return is based on an initial offering price of $20.00.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments as of June 30, 2023:

The Gabelli Dividend & Income Trust

Financial Services	14.1%
Health Care	11.2%
Food and Beverage	10.6%
Computer Software and Services	7.7%
Energy and Utilities: Oil	4.0%
Retail	3.9%
U.S. Government Obligations	3.9%
Diversified Industrial	3.5%
Automotive: Parts and Accessories	3.1%
Business Services	2.9%
Electronics	2.9%
Machinery	2.9%
Entertainment	2.5%
Environmental Services	2.4%
Equipment and Supplies	2.1%
Telecommunications	2.1%
Building and Construction	1.8%
Specialty Chemicals	1.8%
Consumer Products	1.8%
Aerospace	1.6%
Energy and Utilities: Integrated	1.6%
Metals and Mining	1.2%
Energy and Utilities: Services	1.2%

Energy and Utilities: Natural Gas	1.1%
Cable and Satellite	1.0%
Semiconductors	1.0%
Transportation	1.0%
Computer Hardware	1.0%
Automotive	0.8%
Broadcasting	0.6%
Energy and Utilities: Electric	0.6%
Hotels and Gaming	0.5%
Communications Equipment	0.4%
Real Estate Investment Trust	0.4%
Energy and Utilities: Water	0.3%
Consumer Services	0.3%
Energy and Utilities	0.2%
Wireless Communications	0.0%*
Publishing	0.0%*
Agriculture	0.0%*
Closed-End Funds	0.0%*
Aviation: Parts and Services	0.0%*
Paper and Forest Products	0.0%*
100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Dividend & Income Trust

Schedule of Investments — June 30, 2023 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 95.8%
	Aerospace — 1.6%
155,000	Aerojet Rocketdyne Holdings Inc.†	$4,244,645	$8,504,850
4,120	Allied Motion Technologies Inc.	150,730	164,553
1,950	BAE Systems plc, ADR	100,367	93,522
200	General Dynamics Corp.	43,051	43,030
13,500	HEICO Corp.	1,198,756	2,388,690
75,000	Howmet Aerospace Inc.	1,535,205	3,717,000
70,000	Kaman Corp.	1,740,784	1,703,100
59,250	L3Harris Technologies Inc.	7,002,519	11,599,373
2,325	Mercury Systems Inc.†	98,064	80,422
213	Northrop Grumman Corp.	100,331	97,085
440	Raytheon Technologies Corp.	43,005	43,102
1,000,000	Rolls-Royce Holdings plc†	1,934,977	1,918,335
400	Thales SA	50,897	59,885
56,000	The Boeing Co.†	8,595,310	11,824,960
		26,838,641	42,237,907
	Agriculture — 0.0%
5,000	Corteva Inc.	156,047	286,500

	Automotive — 0.8%
15,000	Daimler Truck Holding AG	440,480	540,144
50,000	Ford Motor Co.	639,713	756,500
67,500	General Motors Co.	2,690,609	2,602,800
306,000	Iveco Group NV†	1,618,532	2,755,402
100,000	PACCAR Inc.	3,051,903	8,365,000
21,800	Tesla Inc.†	4,359,984	5,706,586
46,000	Traton SE	858,253	983,826
		13,659,474	21,710,258
	Automotive: Parts and Accessories — 3.1%
48,676	Aptiv plc†	3,112,214	4,969,333
2,500	Atmus Filtration Technologies Inc.†	48,750	54,900
276,432	Dana Inc.	5,146,439	4,699,344
276,015	Garrett Motion Inc.†	1,611,810	2,089,433
270,400	Genuine Parts Co.	19,273,946	45,759,792
6,000	Lear Corp.	713,500	861,300
30,000	Modine Manufacturing Co.†	947,666	990,600
6,000	Monro Inc.	280,197	243,780
20,000	O’Reilly Automotive Inc.†	4,727,092	19,106,000
12,000	Visteon Corp.†	1,227,274	1,723,320
		37,088,888	80,497,802
	Aviation: Parts and Services — 0.0%
2,428	Astronics Corp.†	21,873	48,220

	Broadcasting — 0.6%
680,000	Grupo Televisa SAB, ADR	6,036,659	3,488,400

			Market
Shares		Cost	Value
32,121	Liberty Broadband Corp., Cl. C†	$2,638,689	$2,573,213
323,000	Liberty Global plc, Cl. C†	7,596,909	5,739,710
95,000	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	3,609,667	3,109,350
140,000	Sinclair Inc.	3,607,166	1,934,800
		23,489,090	16,845,473
	Building and Construction — 1.8%
9,000	Arcosa Inc.	316,076	681,930
26,000	Carrier Global Corp.	949,152	1,292,460
78,200	Fortune Brands Innovations Inc.	1,261,127	5,626,490
4,500	H&E Equipment Services Inc.	168,430	205,875
121,693	Herc Holdings Inc.	5,477,205	16,653,687
211,700	Johnson Controls International plc	9,077,653	14,425,238
78,200	Masterbrand Inc.†	202,818	909,466
11,000	Sika AG	1,412,765	3,142,506
8,500	United Rentals Inc.	1,787,538	3,785,645
		20,652,764	46,723,297
	Business Services — 2.9%
50,000	Diebold Nixdorf Inc.†	24,633	2,650
15,000	Jardine Matheson Holdings Ltd.	873,589	759,750
61,500	JCDecaux SE†	1,479,202	1,225,407
1,000	Loomis AB	30,364	29,169
156,620	Mastercard Inc., Cl. A	13,525,163	61,598,646
32,000	Rentokil Initial plc, ADR	1,097,739	1,248,320
30,503	Steel Partners Holdings LP†	318,362	1,448,892
25,000	Stericycle Inc.†	1,395,097	1,161,000
38,100	Visa Inc., Cl. A	5,493,041	9,047,988
		24,237,190	76,521,822
	Cable and Satellite — 1.0%
15,000	AMC Networks Inc., Cl. A†	330,650	179,250
7,445	Charter Communications Inc., Cl. A†	2,096,249	2,735,070
15,000	Cogeco Inc.	296,908	632,610
398,000	Comcast Corp., Cl. A	16,209,763	16,536,900
28,000	DISH Network Corp., Cl. A†	437,962	184,520
10,000	EchoStar Corp., Cl. A†	303,596	173,400
10,000	Liberty Latin America Ltd., Cl. A†	86,772	87,500
69,000	Liberty Latin America Ltd., Cl. C†	935,780	594,780
95,000	Rogers Communications Inc., Cl. B	2,781,806	4,335,800
90,000	WideOpenWest Inc.†	618,543	759,600
		24,098,029	26,219,430

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2023 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Communications Equipment — 0.4%
24,300	Arista Networks Inc.†	$1,387,455	$3,938,058
106,000	Corning Inc.	1,986,245	3,714,240
7,500	QUALCOMM Inc.	982,475	892,800
50,000	Radius Global Infrastructure Inc., Cl. A†	603,318	745,000
81,000	Telesat Corp.†	2,900,579	763,020
		7,860,072	10,053,118
	Computer Hardware — 1.0%
122,150	Apple Inc.	6,173,954	23,693,436
10,000	Dell Technologies Inc., Cl. C	395,440	541,100
5,000	HP Inc.	138,100	153,550
17,500	Micron Technology Inc.	972,900	1,104,425
		7,680,394	25,492,511
	Computer Software and Services — 7.7%
5,000	3D Systems Corp.†	42,500	49,650
19,000	Activision Blizzard Inc.†	1,280,251	1,601,700
12,300	Adobe Inc.†	4,139,617	6,014,577
1,000	Akamai Technologies Inc.†	78,920	89,870
1,000	Alibaba Group Holding Ltd., ADR†	216,505	83,350
88,780	Alphabet Inc., Cl. A†	3,850,750	10,626,966
315,100	Alphabet Inc., Cl. C†	19,880,971	38,117,647
174,900	Amazon.com Inc.†	18,197,353	22,799,964
5,000	Avid Technology Inc.†	121,430	127,500
8,520	Backblaze Inc., Cl. A†	89,773	36,892
20,000	Black Knight Inc.†	646,885	1,194,600
4,000	Check Point Software Technologies Ltd.†	454,950	502,480
23,000	Cisco Systems Inc.	963,885	1,190,020
18,000	CrowdStrike Holdings Inc., Cl. A†	2,545,054	2,643,660
30,000	eBay Inc.	678,428	1,340,700
150,610	Edgio Inc.†	291,042	101,511
5,000	Fastly Inc., Cl. A†	42,275	78,850
6,600	Fiserv Inc.†	711,903	832,590
2,500	Gen Digital Inc.	57,350	46,375
500,000	Hewlett Packard Enterprise Co.	6,827,746	8,400,000
4,790	Intuit Inc.	2,008,721	2,194,730
59,000	Kyndryl Holdings Inc.†	1,023,343	783,520
38,750	Meta Platforms Inc., Cl. A†	10,153,068	11,120,475
165,049	Microsoft Corp.	14,438,930	56,205,786
12,000	MKS Instruments Inc.	1,240,325	1,297,200
75,000	N-able Inc.†	988,506	1,080,750
2,500	Oracle Corp.	186,535	297,725
40,000	Oxford Metrics plc	51,765	59,436
67,000	Rockwell Automation Inc.	2,361,773	22,073,150
4,500	SAP SE, ADR	580,385	615,645
7,400	ServiceNow Inc.†	2,317,303	4,158,578

			Market
Shares		Cost	Value
14,900	Snowflake Inc., Cl. A†	$2,180,425	$2,622,102
88,854	SolarWinds Corp.†	1,470,095	911,642
12,000	Stratasys Ltd.†	192,659	213,120
39,514	Vimeo Inc.†	695,244	162,798
8,000	VMware Inc., Cl. A†	941,402	1,149,520
		101,948,067	200,825,079
	Consumer Products — 1.8%
30,000	Church & Dwight Co. Inc.	1,199,580	3,006,900
343,000	Edgewell Personal Care Co.	14,633,983	14,169,330
57,000	Energizer Holdings Inc.	2,111,686	1,914,060
99,000	Hanesbrands Inc.	471,699	449,460
2,081	HNI Corp.	54,397	58,643
700	Johnson Outdoors Inc., Cl. A	48,584	43,015
80	Kering SA	47,650	44,137
3,000	Kimberly-Clark Corp.	319,775	414,180
3,995	Nintendo Co. Ltd., ADR	40,182	45,463
110,000	Philip Morris International Inc.	10,436,699	10,738,200
2,870	Spectrum Brands Holdings Inc.	215,629	224,003
17,250	The Estee Lauder Companies Inc., Cl. A	3,478,327	3,387,555
73,000	The Procter & Gamble Co.	4,253,113	11,077,020
5,000	The Scotts Miracle-Gro Co.	235,610	313,450
		37,546,914	45,885,416
	Consumer Services — 0.2%
86,530	Arlo Technologies Inc.†	418,163	944,042
23,000	Ashtead Group plc	485,349	1,590,192
150,000	Rentokil Initial plc	1,060,106	1,171,575
7,000	Travel + Leisure Co.	238,201	282,380
72	Vroom Inc.†	225	104
		2,202,044	3,988,293
	Diversified Industrial — 3.5%
500	Agilent Technologies Inc.	57,295	60,125
10,555	American Outdoor Brands Inc.†	115,635	91,617
237,000	Ampco-Pittsburgh Corp.†	600,996	753,660
10,845	AZZ Inc.	415,635	471,324
95,000	Bouygues SA	3,295,487	3,188,705
4,500	Crane Co.	278,375	401,040
4,500	Crane NXT Co.	149,880	253,980
22,700	Eaton Corp. plc	880,958	4,564,970
10,600	General Electric Co.	672,383	1,164,410
3,500	Graham Corp.†	49,878	46,480
176,000	Griffon Corp.	3,359,796	7,092,800
189,800	Honeywell International Inc.	22,936,752	39,383,500
11,000	Hyster-Yale Materials Handling Inc.	369,630	614,240
2,300	Intevac Inc.†	15,398	8,625

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2023 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
39,350	ITT Inc.	$984,704	$3,667,813
10,000	nVent Electric plc	140,660	516,700
15,000	Pentair plc	425,273	969,000
10,678	Proto Labs Inc.†	694,953	373,303
6,500	Sulzer AG	415,548	558,460
294,000	Textron Inc.	12,294,427	19,883,220
15,225	The Sherwin-Williams Co.	2,689,844	4,042,542
300,000	Toray Industries Inc.	2,270,748	1,664,091
36,000	Trinity Industries Inc.	739,138	925,560
		53,853,393	90,696,165
	Electronics — 2.9%
13,000	Bel Fuse Inc., Cl. B	200,392	746,330
45,000	Flex Ltd.†	815,650	1,243,800
58,000	Intel Corp.	3,059,830	1,939,520
765	Kimball Electronics Inc.†	17,978	21,137
168,000	Resideo Technologies Inc.†	1,489,975	2,966,880
1,650	Signify NV	57,604	46,218
382,000	Sony Group Corp., ADR	13,076,644	34,395,280
38,000	TE Connectivity Ltd.	1,106,583	5,326,080
78,000	Texas Instruments Inc.	2,546,970	14,041,560
27,000	Thermo Fisher Scientific Inc.	9,129,749	14,087,250
3,500	Universal Display Corp.	557,137	504,455
		32,058,512	75,318,510
	Energy and Utilities: Electric — 0.6%
11,000	ALLETE Inc.	360,106	637,670
5,000	American Electric Power Co. Inc.	184,350	421,000
29,000	Electric Power Development Co. Ltd.	607,454	425,871
169,000	Evergy Inc.	9,490,431	9,872,980
12,000	Pinnacle West Capital Corp.	468,584	977,520
5,000	Portland General Electric Co.	245,790	234,150
61,600	The AES Corp.	661,652	1,276,968
6,500	WEC Energy Group Inc.	438,633	573,560
		12,457,000	14,419,719
	Energy and Utilities: Integrated — 1.6%
10,000	Avangrid Inc.	496,555	376,800
20,000	Chubu Electric Power Co. Inc.	307,625	243,529
20,000	Endesa SA	506,664	428,842
228,000	Enel SpA	1,036,727	1,534,559
52,000	Eversource Energy	4,333,532	3,687,840
23,000	Hawaiian Electric Industries Inc.	594,426	832,600
410,000	Hera SpA	822,663	1,217,801

			Market
Shares		Cost	Value
16,000	Hokkaido Electric Power Co. Inc.†	$102,051	$65,643
45,000	Iberdrola SA, ADR	952,490	2,352,150
115,000	Korea Electric Power Corp., ADR†	1,568,135	891,250
23,000	Kyushu Electric Power Co. Inc.†	228,450	146,724
28,000	MGE Energy Inc.	599,144	2,215,080
158,500	NextEra Energy Inc.	11,030,308	11,760,700
60,650	NextEra Energy Partners LP	2,442,902	3,556,516
49,000	NiSource Inc.	397,054	1,340,150
4,000	NorthWestern Corp.	240,880	227,040
57,500	OGE Energy Corp.	685,360	2,064,825
11,000	Ormat Technologies Inc.	165,000	885,060
260,000	PG&E Corp.†	2,616,544	4,492,800
18,000	PNM Resources Inc.	880,389	811,800
30,000	Public Service Enterprise Group Inc.	906,079	1,878,300
50,000	Shikoku Electric Power Co. Inc.†	878,676	340,067
44,000	The Chugoku Electric Power Co. Inc.†	628,607	297,338
18,000	The Kansai Electric Power Co. Inc.	217,251	225,226
50,000	Tohoku Electric Power Co. Inc.†	645,500	308,465
		33,283,012	42,181,105
	Energy and Utilities: Natural Gas — 1.1%
16,000	APA Corp.	185,550	546,720
200,000	Enterprise Products Partners LP	3,319,916	5,270,000
47,000	Kinder Morgan Inc.	1,014,942	809,340
171,500	National Fuel Gas Co.	8,426,663	8,808,240
30,000	National Grid plc	469,640	396,431
22,000	National Grid plc, ADR	1,086,983	1,481,260
14,300	ONEOK Inc.	528,910	882,596
37,500	Sempra Energy	1,199,552	5,459,625
62,000	Southwest Gas Holdings Inc.	2,427,445	3,946,300
82,000	UGI Corp.	3,199,263	2,211,540
		21,858,864	29,812,052
	Energy and Utilities: Oil — 4.0%
81,500	Chevron Corp.	7,759,559	12,824,025
208,300	ConocoPhillips	12,518,612	21,581,963
65,000	Devon Energy Corp.	856,057	3,142,100
123,000	Eni SpA, ADR	4,396,603	3,541,170
375,000	Equinor ASA, ADR	6,897,752	10,953,750
112,000	Exxon Mobil Corp.	6,441,654	12,012,000
15,700	Hess Corp.	975,265	2,134,415
135,000	Marathon Petroleum Corp.	4,289,493	15,741,000
65,000	Occidental Petroleum Corp.	3,576,850	3,822,000

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2023 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Energy and Utilities: Oil (Continued)
100,000	PetroChina Co. Ltd., Cl. H	$40,300	$69,168
25,000	Petroleo Brasileiro SA, ADR	276,028	345,750
52,000	Phillips 66	4,107,965	4,959,760
75,000	Repsol SA, ADR	1,487,593	1,091,250
97,800	Shell plc, ADR	5,251,326	5,905,164
1,000	Texas Pacific Land Corp.	1,205,174	1,316,500
70,000	TotalEnergies SE, ADR	3,318,049	4,034,800
2,891	Woodside Energy Group Ltd., ADR	66,493	67,042
		63,464,773	103,541,857
	Energy and Utilities: Services — 1.2%
2,000	Baker Hughes Co.	61,706	63,220
25,000	Dril-Quip Inc.†	626,899	581,750
553,800	Halliburton Co.	17,884,116	18,269,862
111,000	Oceaneering International Inc.†	1,483,810	2,075,700
211,000	Schlumberger NV	8,447,943	10,364,320
		28,504,474	31,354,852
	Energy and Utilities: Water — 0.3%
11,000	American States Water Co.	138,388	957,000
6,000	American Water Works Co. Inc.	715,889	856,500
14,000	Essential Utilities Inc.	613,003	558,740
71,000	Mueller Water Products Inc., Cl. A	662,680	1,152,330
34,000	Severn Trent plc	876,357	1,107,999
22,000	SJW Group	383,583	1,542,420
7,500	The York Water Co.	97,903	309,525
8,000	United Utilities Group plc, ADR	212,760	199,840
		3,700,563	6,684,354
	Entertainment — 2.5%
6,000	Caesars Entertainment Inc.†	269,087	305,820
61,333	Fox Corp., Cl. A	1,949,372	2,085,322
68,000	Fox Corp., Cl. B	2,160,130	2,168,520
3,000	International Game Technology plc	74,263	95,670
229,907	Liberty Media Corp.- Liberty Braves, Cl. A†	6,507,768	9,407,794
50,000	Liberty Media Corp.- Liberty Braves, Cl. C†	1,934,648	1,981,000
59,880	Madison Square Garden Entertainment Corp.†	1,629,258	2,013,166
49,500	Madison Square Garden Sports Corp.	4,409,377	9,308,475
20,200	Netflix Inc.†	7,172,622	8,897,898
85,000	Paramount Global, Cl. A	2,742,724	1,577,600
300,000	Paramount Global, Cl. B	7,745,564	4,773,000

			Market
Shares		Cost	Value
5,000	Penn Entertainment Inc.†	$171,246	$120,150
59,880	Sphere Entertainment Co.†	1,369,270	1,640,113
16,000	Take-Two Interactive Software Inc.†	2,525,044	2,354,560
56,000	The Walt Disney Co.†	5,707,581	4,999,680
107,200	Universal Music Group NV	2,147,443	2,380,475
605,000	Vivendi SE	6,758,296	5,549,439
405,000	Warner Bros Discovery Inc.†	5,901,111	5,078,700
		61,174,804	64,737,382
	Environmental Services — 2.4%
181,000	Republic Services Inc.	6,793,280	27,723,770
29,180	Veolia Environnement SA	443,012	921,803
97,222	Waste Connections Inc.	4,631,690	13,895,941
117,000	Waste Management Inc.	4,873,909	20,290,140
		16,741,891	62,831,654
	Equipment and Supplies — 2.1%
83,000	CIRCOR International Inc.†	2,247,307	4,685,350
3,000	CTS Corp.	108,270	127,890
27,800	Danaher Corp.	5,674,382	6,672,000
124,800	Flowserve Corp.	4,513,592	4,636,320
126,000	Graco Inc.	2,536,686	10,880,100
135,000	Mueller Industries Inc.	2,930,268	11,782,800
430,000	RPC Inc.	854,378	3,074,500
70,000	Sealed Air Corp.	1,816,046	2,800,000
25,800	The L.S. Starrett Co., Cl. A†	125,379	269,610
96,000	The Timken Co.	3,641,177	8,786,880
7,000	Valmont Industries Inc.	1,970,911	2,037,350
		26,418,396	55,752,800
	Financial Services — 14.1%
4,500	AJ Bell plc	18,618	18,345
299,408	American Express Co.	27,577,470	52,156,874
125,000	American International Group Inc.	6,914,580	7,192,500
314,600	Bank of America Corp.	7,839,159	9,025,874
60,000	Berkshire Hathaway Inc., Cl. B†	12,010,374	20,460,000
16,200	BlackRock Inc.	3,276,245	11,196,468
76,560	Blackstone Inc.	3,281,254	7,117,783
7,174	Brookfield Asset Management Ltd., Cl. A	25,030	234,088
28,500	Brookfield Corp.	105,525	959,025
196	Brookfield Reinsurance Ltd.	10,388	6,637
2,300	Brooks Macdonald Group plc	60,387	63,094
22,000	Cannae Holdings Inc.†	275,343	444,620
222,000	Citigroup Inc.	10,618,779	10,220,880
5,000	Cohen & Steers Inc.	185,819	289,950
18,500	Cullen/Frost Bankers Inc.	1,345,682	1,989,305
11,000	EXOR NV	671,170	980,421

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2023 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
135	Farmers & Merchants Bank of Long Beach	$1,045,014	$733,725
37,000	Fidelity National Financial Inc.	375,359	1,332,000
80,000	FTAI Aviation Ltd.	1,323,086	2,532,800
135,000	Graf Acquisition Corp. IV†	1,345,868	1,394,550
23,000	HSBC Holdings plc, ADR	788,345	911,260
23,249	Interactive Brokers Group Inc., Cl. A	916,968	1,931,294
450	Intercontinental Exchange Inc.	47,200	50,886
155,000	Invesco Ltd.	3,318,821	2,605,550
12,500	Janus Henderson Group plc	416,014	340,625
325,747	JPMorgan Chase & Co.	22,991,196	47,376,644
65,000	KeyCorp.	856,314	600,600
30,000	Kinnevik AB, Cl. B†	402,728	415,564
55,000	KKR & Co. Inc.	1,110,737	3,080,000
85,000	Loews Corp.	5,280,348	5,047,300
42,000	M&T Bank Corp.	3,349,636	5,197,920
190,226	Morgan Stanley	5,277,694	16,245,300
4,000	MSCI Inc.	1,262,476	1,877,160
70,000	National Australia Bank Ltd., ADR	810,381	614,250
128,000	Navient Corp.	922,689	2,378,240
60,000	New York Community Bancorp Inc.	887,993	674,400
91,000	Northern Trust Corp.	4,076,449	6,746,740
154,431	Oaktree Specialty Lending Corp.	2,897,119	3,000,594
12,000	PayPal Holdings Inc.†	857,901	800,760
80,000	Resona Holdings Inc.	381,969	382,716
15,000	S&P Global Inc.	5,281,247	6,013,350
90,000	SLM Corp.	453,093	1,468,800
169,000	State Street Corp.	10,054,088	12,367,420
126,000	T. Rowe Price Group Inc.	9,077,328	14,114,520
631,000	The Bank of New York Mellon Corp.	20,725,827	28,092,120
34,000	The Goldman Sachs Group Inc.	7,724,834	10,966,360
90,000	The Hartford Financial Services Group Inc.	3,212,358	6,481,800
146,000	The PNC Financial Services Group Inc.	10,707,296	18,388,700
75,700	The Travelers Companies Inc.	5,567,867	13,146,062
60,000	W. R. Berkley Corp.	2,762,453	3,573,600
551,000	Wells Fargo & Co.	19,068,145	23,516,680
2,300	Willis Towers Watson plc	175,957	541,650
		229,968,621	367,297,804

			Market
Shares		Cost	Value
	Food and Beverage — 10.6%
12,000	Ajinomoto Co. Inc.	$205,201	$476,025
96,150	BellRing Brands Inc.†	2,300,923	3,519,090
12,500	Brown-Forman Corp., Cl. B	439,792	834,750
58,000	Campbell Soup Co.	2,104,584	2,651,180
950,000	China Mengniu Dairy Co. Ltd.	1,162,305	3,576,442
48,000	Chr. Hansen Holding A/S	1,927,011	3,331,545
261,000	Conagra Brands Inc.	7,043,487	8,800,920
8,000	Constellation Brands Inc., Cl. A	283,846	1,969,040
157,500	Danone SA	7,638,676	9,648,445
1,980,000	Davide Campari-Milano NV	6,072,300	27,417,709
1,250	Diageo plc	57,216	53,642
112,000	Diageo plc, ADR	16,146,339	19,429,760
70,954	Flowers Foods Inc.	1,053,433	1,765,336
194,200	General Mills Inc.	10,856,523	14,895,140
4,000	Glanbia plc	50,693	59,798
18,000	Heineken Holding NV	747,987	1,564,453
260,000	ITO EN Ltd.	5,640,538	7,151,599
120,000	Keurig Dr Pepper Inc.	1,412,776	3,752,400
332,000	Kikkoman Corp.	3,992,942	18,848,498
2,000	Lamb Weston Holdings Inc.	135,964	229,900
10,000	Lifecore Biomedical Inc.†	102,407	96,700
108,000	Maple Leaf Foods Inc.	2,081,739	2,109,862
6,000	McCormick & Co. Inc.	290,905	519,600
35,000	Molson Coors Beverage Co., Cl. B	1,574,287	2,304,400
522,000	Mondelēz International Inc., Cl. A	19,704,747	38,074,680
30,000	Morinaga Milk Industry Co. Ltd.	588,860	980,907
10,000	Nathan’s Famous Inc.	591,370	785,400
4,000	National Beverage Corp.†	183,131	193,400
22,000	Nestlé SA	1,644,475	2,644,769
35,000	Nestlé SA, ADR	2,563,158	4,212,250
128,000	Nissin Foods Holdings Co. Ltd.	4,370,561	10,565,023
69,982	Nomad Foods Ltd.†	1,810,557	1,226,085
70,250	PepsiCo Inc.	8,862,180	13,011,705
61,000	Pernod Ricard SA	5,202,267	13,472,392
47,000	Post Holdings Inc.†	2,898,453	4,072,550
24,500	Remy Cointreau SA	1,360,469	3,928,620
18,000	Suntory Beverage & Food Ltd.	573,702	650,168
2,500	The Boston Beer Co. Inc., Cl. A†	831,230	771,100
265,000	The Coca-Cola Co.	10,300,790	15,958,300
45,000	The Hain Celestial Group Inc.†	883,750	562,950
5,000	The J.M. Smucker Co.	746,997	738,350
354,000	The Kraft Heinz Co.	13,200,498	12,567,000

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2023 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
25,000	Unilever plc, ADR	$800,393	$1,303,250
235,000	Yakult Honsha Co. Ltd.	5,651,870	14,828,476
		156,091,332	275,553,609
	Health Care — 11.2%
30,500	Abbott Laboratories	1,791,668	3,325,110
58,700	AbbVie Inc.	6,038,278	7,908,651
45,000	AmerisourceBergen Corp.	3,344,109	8,659,350
42,486	AstraZeneca plc, ADR	2,346,406	3,040,723
185,987	Avantor Inc.†	5,102,432	3,820,173
89,727	Bausch + Lomb Corp.†	1,444,237	1,800,821
80,000	Baxter International Inc.	4,635,355	3,644,800
1,000	Bayer AG	61,178	55,291
10,000	Becton Dickinson & Co.	2,317,130	2,640,100
2,500	BioMarin Pharmaceutical Inc.†	195,120	216,700
9,000	Bio-Rad Laboratories Inc., Cl. A†	3,506,140	3,412,080
130,800	Bristol-Myers Squibb Co.	7,666,564	8,364,660
55,000	Catalent Inc.†	5,120,367	2,384,800
9,000	Charles River Laboratories International Inc.†	2,010,958	1,892,250
12,888	Chemed Corp.	4,552,888	6,981,043
35,000	DaVita Inc.†	2,192,140	3,516,450
1,000	Demant A/S†	38,808	42,281
100,000	DENTSPLY SIRONA Inc.	5,007,874	4,002,000
25,000	DICE Therapeutics Inc.†	1,169,500	1,161,500
38,700	Edwards Lifesciences Corp.†	2,587,908	3,650,571
55,000	Elanco Animal Health Inc.†	694,558	553,300
13,000	Elevance Health Inc.	2,548,777	5,775,770
50,900	Eli Lilly & Co.	6,536,596	23,871,082
225,000	Evolent Health Inc., Cl. A†	2,938,469	6,817,500
2,967	GE HealthCare Technologies Inc.	148,107	241,039
12,510	Gerresheimer AG	811,484	1,407,409
24,271	Gilead Sciences Inc.	1,727,270	1,870,566
16,819	Halozyme Therapeutics Inc.†	843,518	606,661
32,500	HCA Healthcare Inc.	2,846,045	9,863,100
38,500	Henry Schein Inc.†	2,624,350	3,122,350
30,000	ICU Medical Inc.†	6,460,525	5,345,700
8,000	Incyte Corp.†	614,062	498,000
47,371	Integer Holdings Corp.†	2,516,334	4,197,544
15,900	Intuitive Surgical Inc.†	3,862,682	5,436,846
106,100	Johnson & Johnson	10,929,566	17,561,672
24,500	Laboratory Corp. of America Holdings	3,097,127	5,912,585
12,000	McKesson Corp.	2,014,046	5,127,720
40,000	Medtronic plc	4,203,444	3,524,000

			Market
Shares		Cost	Value
133,000	Merck & Co. Inc.	$7,878,757	$15,346,870
191,042	Option Care Health Inc.†	2,182,081	6,206,955
1,000	Organon & Co.	34,571	20,810
100,000	Pacific Biosciences of California Inc.†	2,600,360	1,330,000
68,000	Patterson Cos. Inc.	1,622,455	2,261,680
78,000	Perrigo Co. plc	2,507,430	2,648,100
75,000	PetIQ Inc.†	1,958,816	1,137,750
388,588	Pfizer Inc.	9,289,323	14,253,408
11,127	QuidelOrtho Corp.†	1,017,670	921,983
200	Roche Holding AG	63,136	61,114
10,000	Silk Road Medical Inc.†	517,641	324,900
17,500	Stryker Corp.	2,525,243	5,339,075
3,600	Teladoc Health Inc.†	129,128	91,152
150,000	Tenet Healthcare Corp.†	6,746,175	12,207,000
62,000	The Cigna Group	12,650,923	17,397,200
12,000	The Cooper Companies Inc.	2,234,608	4,601,160
20,100	UnitedHealth Group Inc.	10,460,595	9,660,864
10,000	Vertex Pharmaceuticals Inc.†	1,942,839	3,519,100
25,000	Viatris Inc.	370,628	249,500
35,000	Zimmer Biomet Holdings Inc.	3,408,266	5,096,000
107,038	Zoetis Inc.	5,467,012	18,433,014
		192,153,677	293,359,833
	Hotels and Gaming — 0.5%
19,000	Accor SA	654,124	705,330
80,800	Boyd Gaming Corp.	449,014	5,605,096
28,500	Entain plc	409,421	460,400
400	Flutter Entertainment plc†	63,793	80,264
4,700	Gambling.com Group Ltd.†	44,563	48,128
18,500	Las Vegas Sands Corp.†	1,036,556	1,073,000
400,000	Mandarin Oriental International Ltd.†	680,880	660,000
40,400	MGM Resorts International	1,211,368	1,774,368
15,000	Ryman Hospitality Properties Inc., REIT	683,117	1,393,800
5,000	Wyndham Hotels & Resorts Inc.	191,090	342,850
500	Wynn Resorts Ltd.	49,067	52,805
		5,472,993	12,196,041
	Machinery — 2.9%
57,000	Astec Industries Inc.	2,240,290	2,590,080
140,000	CNH Industrial NV	911,179	2,017,302
1,518,000	CNH Industrial NV, New York	12,208,777	21,859,200
64,000	Deere & Co.	4,708,678	25,932,160
5,500	Otis Worldwide Corp.	301,870	489,555
1,500	Tennant Co.	97,500	121,665
40,000	Twin Disc Inc.†	355,151	450,400

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2023 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Machinery (Continued)
186,905	Xylem Inc.	$9,111,415	$21,049,241
		29,934,860	74,509,603
	Metals and Mining — 1.2%
69,585	Agnico Eagle Mines Ltd.	2,277,543	3,477,858
20,000	Alliance Resource Partners LP	38,683	369,800
119,190	Barrick Gold Corp.	2,310,428	2,017,887
8,000	BHP Group Ltd., ADR	217,549	477,360
36,000	Franco-Nevada Corp.	1,500,629	5,130,900
860	Franco-Nevada Corp., New York	124,722	122,636
200,000	Freeport-McMoRan Inc.	3,752,940	8,000,000
270,620	Newmont Corp.	10,625,089	11,544,649
9,615	Osisko Gold Royalties Ltd., New York	150,247	147,783
3,645	Wheaton Precious Metals Corp.	175,142	157,537
		21,172,972	31,446,410
	Paper and Forest Products — 0.0%
200	Keweenaw Land Association Ltd.†	16,004	4,250

	Publishing — 0.0%
1,200	Graham Holdings Co., Cl. B	632,929	685,776

	Real Estate Investment Trust — 0.4%
15,000	American Tower Corp., REIT	2,876,502	2,909,100
15,000	Crown Castle Inc., REIT	1,877,620	1,709,100
3,000	Equinix Inc., REIT	1,141,892	2,351,820
1,300	VICI Properties Inc., REIT	43,789	40,859
85,000	Weyerhaeuser Co., REIT	2,638,024	2,848,350
		8,577,827	9,859,229
	Retail — 3.9%
101,808	AutoNation Inc.†	5,436,402	16,758,615
1,300	AutoZone Inc.†	1,435,000	3,241,368
19,000	Bassett Furniture Industries Inc.	96,033	285,760
40,000	CarMax Inc.†	3,451,690	3,348,000
1,290	Chipotle Mexican Grill Inc.†	2,009,667	2,759,310
200,000	Conn’s Inc.†	4,850,850	740,000
11,000	Costco Wholesale Corp.	5,793,954	5,922,180
308,000	CVS Health Corp.	22,600,962	21,292,040
30,000	EVgo Inc.†	250,562	120,000
98,500	Ingles Markets Inc., Cl. A	1,382,832	8,141,025
36,650	Lowe’s Companies Inc.	868,343	8,271,905
6,000	Macy’s Inc.	146,945	96,300

			Market
Shares		Cost	Value
8,200	MSC Industrial Direct Co. Inc., Cl. A	$582,540	$781,296
32,100	NIKE Inc., Cl. B	3,116,529	3,542,877
37,500	Rush Enterprises Inc., Cl. B	599,173	2,552,250
247,000	Sally Beauty Holdings Inc.†	3,735,266	3,050,450
118,000	Seven & i Holdings Co. Ltd.	3,776,151	5,074,257
88,000	Starbucks Corp.	7,391,615	8,717,280
12,000	The Home Depot Inc.	2,899,029	3,727,680
50,000	Walgreens Boots Alliance Inc.	1,778,590	1,424,500
20,000	Walmart Inc.	970,066	3,143,600
		73,172,199	102,990,693
	Semiconductors — 1.0%
31,000	Advanced Micro Devices Inc.†	2,437,206	3,531,210
6,100	ASML Holding NV	2,358,220	4,420,975
3,000	Entegris Inc.	246,781	332,460
36,000	Lattice Semiconductor Corp.†	2,046,441	3,458,520
29,500	NVIDIA Corp.	1,443,569	12,479,090
1,500	NXP Semiconductors NV	274,055	307,020
11,000	SkyWater Technology Inc.†	91,970	103,620
11,000	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	868,070	1,110,120
		9,766,312	25,743,015
	Specialty Chemicals — 1.8%
18,000	Air Products and Chemicals Inc.	3,256,660	5,391,540
30,000	Ashland Inc.	1,880,763	2,607,300
10,000	Axalta Coating Systems Ltd.†	251,294	328,100
5,000	Dow Inc.	223,651	266,300
400	DSM-Firmenich AG	53,150	43,046
366,000	DuPont de Nemours Inc.	20,391,944	26,147,040
19,000	FMC Corp.	1,964,555	1,982,460
83,000	Olin Corp.	1,490,430	4,265,370
16,500	Rogers Corp.†	2,060,836	2,671,845
5,000	Sensient Technologies Corp.	315,608	355,650
65,000	Valvoline Inc.	1,432,687	2,438,150
		33,321,578	46,496,801
	Telecommunications — 2.1%
168,000	AT&T Inc.	3,364,564	2,679,600
168,000	BCE Inc.	4,665,969	7,659,120
15,000	Comtech Telecommunications Corp.	280,540	137,100
430,000	Deutsche Telekom AG, ADR	7,239,214	9,395,500
62,279	GCI Liberty Inc., Escrow†	0	2

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2023 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Telecommunications (Continued)
195,000	Hellenic Telecommunications Organization SA, ADR	$1,323,723	$1,667,250
50,000	Orange SA, ADR	1,004,466	582,000
50,000	Pharol SGPS SA†	14,182	2,160
40,000	Proximus SA	1,004,682	297,854
30,000	Telefonica SA, ADR	141,447	120,900
295,000	Telekom Austria AG	1,968,837	2,182,509
25,000	Telenet Group Holding NV	637,602	562,514
100,000	Telephone and Data Systems Inc.	1,689,988	823,000
110,000	Telstra Group Ltd., ADR	2,014,389	1,547,700
270,000	TELUS Corp.	1,405,698	5,254,200
75,000	T-Mobile US Inc.†	7,287,722	10,417,500
12,000	VEON Ltd., ADR†	182,320	245,280
300,086	Verizon Communications Inc.	14,232,658	11,160,198
101,000	Vodafone Group plc, ADR	1,366,074	954,450
		49,824,075	55,688,837
	Transportation — 1.0%
28,840	Canadian Pacific Kansas City Ltd.	167,897	2,329,407
180,000	GATX Corp.	5,862,878	23,173,200
		6,030,775	25,502,607
	Wireless Communications — 0.0%
68,000	United States Cellular Corp.†	2,111,958	1,198,840

	TOTAL COMMON STOCKS	1,499,243,281	2,497,198,924

	CLOSED-END FUNDS — 0.0%
40,000	Altaba Inc., Escrow†	0	93,600

	PREFERRED STOCKS — 0.1%
	Consumer Services — 0.1%
66,100	Qurate Retail Inc., 8.000%, 03/15/31	5,337,689	2,480,072

	Health Care — 0.0%
2,296	XOMA Corp., Ser. A, 8.625%	52,495	55,035

	TOTAL PREFERRED STOCKS	5,390,184	2,535,107

			Market
Shares		Cost	Value
	MANDATORY CONVERTIBLE SECURITIES(a) — 0.2%
	Energy and Utilities — 0.2%
123,000	El Paso Energy Capital Trust I, 4.750%, 03/31/28	$4,461,716	$5,713,350

	WARRANTS — 0.0%
	Diversified Industrial — 0.0%
32,000	Ampco-Pittsburgh Corp., expire 08/01/25†	21,862	15,680

	Energy and Utilities: Oil — 0.0%
12,257	Occidental Petroleum Corp., expire 08/03/27†	60,672	457,431

	Energy and Utilities: Services — 0.0%
3,081	Weatherford International plc, expire 12/13/23†	0	1,294

	TOTAL WARRANTS	82,534	474,405

Principal
Amount
	CONVERTIBLE CORPORATE BONDS — 0.0%
	Cable and Satellite — 0.0%
$600,000	DISH Network Corp., 3.375%, 08/15/26	600,000	307,500

	U.S. GOVERNMENT OBLIGATIONS — 3.9%
102,937,000	U.S. Treasury Bills, 4.799% to 5.435%††, 07/13/23 to 12/14/23	101,958,808	101,970,568

TOTAL INVESTMENTS — 100.0%		$1,611,736,523	2,608,293,454

Other Assets and Liabilities (Net)			267,351

PREFERRED SHARES
(7,824,063 preferred shares outstanding)			(347,049,975)

NET ASSETS — COMMON SHARES
(90,158,425 common shares outstanding)			$2,261,510,830

NET ASSET VALUE PER COMMON SHARE
($2,261,510,830 ÷ 90,158,425 shares outstanding)			$25.08

(a)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2023 (Unaudited)

	% of Total	Market
Geographic Diversification	Investments	Value
North America	87.1%	$2,272,038,556
Europe	8.6	225,448,949
Japan	3.7	97,115,367
Asia/Pacific	0.4	9,856,432
Latin America	0.2	3,834,150
Total Investments	100.0%	$2,608,293,454

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Statement of Assets and Liabilities

June 30, 2023 (Unaudited)

Assets:
Investments, at value (cost $1,611,736,523)	$2,608,293,454
Cash	10
Foreign currency, at value (cost $122,228)	122,120
Receivable for investments sold	244,296
Dividends and interest receivable	3,551,450
Deferred offering expense	146,957
Prepaid expenses	5,144
Total Assets	2,612,363,431
Liabilities:
Distributions payable	158,448
Payable for investments purchased	946,085
Payable for investment advisory fees	2,134,321
Payable for payroll expenses	72,663
Payable for accounting fees	7,500
Series J Cumulative Preferred Stock, callable and mandatory redemption 03/26/28 (See Notes 2 and 6)	145,100,000
Other accrued expenses	483,609
Total Liabilities	148,902,626
Cumulative Preferred Shares, each at $0.001 par value:
Series B (Auction Market, $25,000 liquidation value per share, 4,000 shares authorized with 82 shares issued and outstanding)	2,050,000
Series C (Auction Market, $25,000 liquidation value per share, 4,800 shares authorized with 54 shares issued and outstanding)	1,350,000
Series E (Auction Rate, $25,000 liquidation value per share, 5,400 shares authorized with 124 shares issued and outstanding)	3,100,000
Series H (5.375%, $25 liquidation value per share, 2,000,000 shares authorized with 1,992,800 shares issued and outstanding)	49,820,000
Series K (4.250%, $25 liquidation value per share, 6,000,000 shares authorized with 5,825,199 shares issued and outstanding)	145,629,975
Total Preferred Shares	201,949,975
Net Assets Attributable to Common Shareholders	$2,261,510,830

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$1,278,598,147
Total distributable earnings	982,912,683
Net Assets	$2,261,510,830

Net Asset Value per Common Share at $0.001 par value:
($2,261,510,830 ÷ 90,158,425 shares outstanding; unlimited number of shares authorized)	$25.08

Statement of Operations

For the Six Months Ended June 30, 2023 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $611,708)	$24,934,207
Interest	2,730,346
Total Investment Income	27,664,553
Expenses:
Investment advisory fees	12,669,571
Interest expense on preferred stock	1,233,350
Shareholder communications expenses	244,223
Trustees’ fees	159,564
Custodian fees	159,175
Payroll expenses	87,955
Legal and audit fees	80,300
Shelf offering expense	45,732
Shareholder services fees	24,699
Accounting fees	22,500
Miscellaneous expenses	170,979
Total Expenses	14,898,048
Less:
Expenses paid indirectly by broker (See Note 5)	(10,114)
Net Expenses	14,887,934
Net Investment Income	12,776,619

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	1,683,745
Net realized loss on foreign currency transactions	(18,280)
Net realized gain on investments and foreign currency transactions	1,665,465
Net change in unrealized appreciation/depreciation:
on investments	140,503,676
on foreign currency translations	(3,512)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	140,500,164
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	142,165,629
Net Increase in Net Assets Resulting from Operations	154,942,248
Total Distributions to Preferred Shareholders	(4,525,261)
Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	$150,416,987

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Statement of Changes in Net Assets Attributable to Common Shareholders

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Operations:
Net investment income	$12,776,619	$17,430,217
Net realized gain on investments, securities sold short and foreign currency transactions	1,665,465	107,617,080
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	140,500,164	(500,427,671)
Net Increase/(Decrease) in Net Assets Resulting from Operations	154,942,248	(375,380,374)

Distributions to Preferred Shareholders from Accumulated Earnings	(4,525,261)*	(9,631,992)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	150,416,987	(385,012,366)

Distributions to Common Shareholders:
Accumulated earnings	(6,492,863)*	(126,564,003)
Return of capital	(53,025,051)*	(746,060)
Total Distributions to Common Shareholders	(59,517,914)	(127,310,063)

Fund Share Transactions:
Net decrease from repurchase of common shares	(627,063)	(4,691,247)
Net increase in net assets from repurchase of preferred shares	—	1,025,301
Offering costs and adjustments to offering costs for preferred shares charged to paid-in capital	(900)	(22,263)
Net Decrease in Net Assets from Fund Share Transactions	(627,963)	(3,688,209)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders	90,271,110	(516,010,638)

Net Assets Attributable to Common Shareholders:
Beginning of year	2,171,239,720	2,687,250,358
End of period	$2,261,510,830	$2,171,239,720

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Statement of Cash Flows

For the Six Months Ended June 30, 2023 (Unaudited)

Net increase in net assets attributable to common shareholders resulting from operations	$150,416,987

Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash from Operating Activities:
Purchase of long term investment securities	(116,710,708)
Proceeds from sales of long term investment securities	130,116,459
Net sales of short term investment securities	46,789,183
Net realized gain on investments	(1,683,745)
Net change in unrealized appreciation on investments	(140,503,676)
Net amortization of discount	(2,720,203)
Decrease in receivable for investments sold	2,242,305
Decrease in dividends and interest receivable	409,522
Decrease in deferred offering expense	45,731
Decrease in prepaid expenses	24,897
Increase in payable for investments purchased	317,324
Decrease in payable for investment advisory fees	(29,465)
Increase in payable for payroll expenses	9,927
Decrease in payable for accounting fees	(3,750)
Decrease in other accrued expenses	(3,815)
Net cash provided by operating activities	68,716,973

Net decrease in net assets resulting from financing activities:
Offering costs for preferred shares charged to paid-in capital	(900)
Distributions to common shareholders	(67,635,148)
Decrease in payable for Fund shares redeemed	(61,589)
Decrease from repurchase of common shares	(627,063)
Decrease from repurchase of preferred shares	(302,236)
Net cash used in financing activities	(68,626,936)
Net increase in cash	90,037
Cash (including foreign currency):
Beginning of year	32,093
End of period	$122,130

Supplemental disclosure of cash flow information:
Interest paid on preferred shares	$1,233,350

The following table provides a reconciliation of cash and foreign currency reported within the Statement of Assets and Liabilities that sum to the total of the same amount above at June 30, 2023:

Foreign currency, at value	$122,120
Cash	10
$122,130

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Financial Highlights

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended
	June 30,
	2023		Year Ended December 31,
	(Unaudited)		2022		2021	2020	2019	2018
Operating Performance:
Net asset value, beginning of year	$24.07		$29.73		$25.02	$24.12	$20.51	$25.11
Net investment income	0.14		0.20		0.18	0.26	0.35	0.45
Net realized and unrealized gain/(loss) on investments, securities sold short, and foreign currency transactions	1.58		(4.36)		6.02	1.97	5.25	(3.43)
Total from investment operations	1.72		(4.16)		6.20	2.23	5.60	(2.98)

Distributions to Preferred Shareholders: (a)
Net investment income	(0.04	)*	(0.02)		(0.02)	(0.03)	(0.07)	(0.08)
Net realized gain	(0.01	)*	(0.09)		(0.10)	(0.14)	(0.23)	(0.22)
Total distributions to preferred shareholders	(0.05)		(0.11)		(0.12)	(0.17)	(0.30)	(0.30)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	1.67		(4.27)		6.08	2.06	5.30	(3.28)

Distributions to Common Shareholders:
Net investment income	(0.06	)*	(0.20)		(0.21)	(0.23)	(0.29)	(0.37)
Net realized gain	(0.01	)*	(1.20)		(1.17)	(1.08)	(0.99)	(0.93)
Return of capital	(0.59	)*	(0.01)		—	(0.01)	(0.04)	(0.02)
Total distributions to common shareholders	(0.66)		(1.41)		(1.38)	(1.32)	(1.32)	(1.32)

Fund Share Transactions:
Decrease in net asset value from common share transactions	—		—		—	—	(0.34)	—
Increase in net asset value from repurchase of common shares	0.00	(b)	0.01		0.00 (b)	0.01	—	—
Increase in net asset value from repurchase of preferred shares	—		0.01		0.07	0.15	—	—
Offering costs and adjustment to offering costs for preferred shares charged to paid-in capital	(0.00	)(b)	(0.00	)(b)	(0.06)	—	(0.02)	—
Offering costs and adjustment to offering costs for common shares charged to paid-in capital	—		—		—	0.00 (b)	(0.01)	—
Total Fund share transactions	0.00	(b)	0.02		0.01	0.16	(0.37)	—

Net Asset Value Attributable to Common Shareholders, End of Period	$25.08		$24.07		$29.73	$25.02	$24.12	$20.51
NAV total return †	7.03%		(14.37)%		24.74%	10.47%	22.82%	(13.75)%
Market value, end of period	$21.13		$20.61		$27.00	$21.46	$21.95	$18.30
Investment total return ††	5.81%		(18.58)%		32.81%	5.06%	28.13%	(17.10)%

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Financial Highlights (Continued)

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended
	June 30,
	2023		Year Ended December 31,
	(Unaudited)		2022		2021	2020		2019		2018
Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$2,608,561		$2,518,290		$3,138,850	$2,572,913		$2,660,903		$2,197,065
Net assets attributable to common shares, end of period (in 000’s)	$2,261,511		$2,171,240		$2,687,250	$2,263,638		$2,186,702		$1,691,086
Ratio of net investment income to average net assets attributable to common shares before preferred share distributions	1.17	%(c)	0.76%		0.62%	1.22%		1.50%		1.87%
Ratio of operating expenses to average net assets attributable to common shares before fees waived/fee reduction (d)(e)	1.36	%(c)	1.36%		1.28%	1.30%		1.21	%(f)	1.35%
Ratio of operating expenses to average net assets attributable to common shares net of fees waived/fee reduction, if any (d)	1.36	%(c)	1.35	%(g)	1.28%	1.25	%(g)	1.21	%(f)(g)	1.13	%(g)
Portfolio turnover rate	5%		10%		12%	16%		16%		11%

Cumulative Preferred Shares:
5.875% Series A Preferred
Liquidation value, end of period (in 000’s)	—		—		—	—		$76,201		$76,201
Total shares outstanding (in 000’s)	—		—		—	—		3,048		3,048
Liquidation preference per share	—		—		—	—		$25.00		$25.00
Average market value (h)	—		—		—	—		$26.09		$25.66
Asset coverage per share (i)	—		—		—	—		$140.28		$108.56
Auction Market Series B Preferred
Liquidation value, end of period (in 000’s)	$2,050		$2,050		$2,050	$66,175		$90,000		$90,000
Total shares outstanding (in 000’s)	0	(j)	0	(j)	0 (j)	3		4		4
Liquidation preference per share	$25,000		$25,000		$25,000	$25,000		$25,000		$25,000
Liquidation value (k)	$25,000		$25,000		$25,000	$25,000		$25,000		$25,000
Asset coverage per share (i)	$187,910		$181,407		$173,763	$207,979		$140,284		$108,555
Auction Market Series C Preferred
Liquidation value, end of period (in 000’s)	$1,350		$1,350		$1,350	$81,100		$108,000		$108,000
Total shares outstanding (in 000’s)	0	(j)	0	(j)	0 (j)	3		4		4
Liquidation preference per share	$25,000		$25,000		$25,000	$25,000		$25,000		$25,000
Liquidation value (k)	$25,000		$25,000		$25,000	$25,000		$25,000		$25,000
Asset coverage per share (i)	$187,910		$181,407		$173,763	$207,979		$140,284		$108,555

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Financial Highlights (Continued)

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended
	June 30, 2023		Year Ended December 31,
	(Unaudited)		2022		2021		2020		2019	2018
6.000% Series D Preferred
Liquidation value, end of period (in 000’s)	—		—		—		—		—	$31,779
Total shares outstanding (in 000’s)	—		—		—		—		—	1,271
Liquidation preference per share	—		—		—		—		—	$25.00
Average market value (h)	—		—		—		—		—	$25.83
Asset coverage per share (i)	—		—		—		—		—	$108.56
Auction Rate Series E Preferred
Liquidation value, end of period (in 000’s)	$3,100		$3,100		$3,100		$12,000		$50,000	$100,000
Total shares outstanding (in 000’s)	0	(j)	0	(j)	0	(j)	0	(j)	2	4
Liquidation preference per share	$25,000		$25,000		$25,000		$25,000		$25,000	$25,000
Liquidation value (k)	$25,000		$25,000		$25,000		$25,000		—	—
Asset coverage per share (i)	$187,910		$181,407		$173,763		$207,979		$140,284	$108,555
5.250% Series G Preferred (l)
Liquidation value, end of period (in 000’s)	—		—		$100,000		$100,000		$100,000	$100,000
Total shares outstanding (in 000’s)	—		—		4,000		4,000		4,000	4,000
Liquidation preference per share	—		—		$25.00		$25.00		$25.00	$25.00
Average market value (h)	—		—		$25.60		$25.77		$25.40	$24.83
Asset coverage per share (i)	—		—		$173.76		$207.98		$140.28	$108.56
5.375% Series H Preferred
Liquidation value, end of period (in 000’s)	$49,820		$49,820		$50,000		$50,000		$50,000	—
Total shares outstanding (in 000’s)	1,993		1,993		2,000		2,000		2,000	—
Liquidation preference per share	$25.00		$25.00		$25.00		$25.00		$25.00	—
Average market value (h)	$24.48		$24.96		$27.46		$26.49		$26.08	—
Asset coverage per share (i)	$187.91		$181.41		$173.76		$207.98		$140.28	—
1.700% Series J Preferred
Liquidation value, end of period (in 000’s)	$145,100		$145,100		$145,100		—		—	—
Total shares outstanding (in 000’s)	6		6		6		—		—	—
Liquidation preference per share	$25,000		$25,000		$25,000		—		—	—
Average market value (h)	$25,000		$25,000		$25,000		—		—	—
Asset coverage per share (i)	$187,910		$181,407		$173,763		—		—	—
4.250% Series K Preferred
Liquidation value, end of period (in 000’s)	$145,630		$145,630		$150,000		—		—	—
Total shares outstanding (in 000’s)	5,825		5,825		6,000		—		—	—
Liquidation preference per share	$25.00		$25.00		$25.00		—		—	—
Average market value (h)	$19.73		$20.34		$25.38		—		—	—
Asset coverage per share (i)	$187.91		$181.41		$173.76		—		—	—
Asset Coverage (m)	752%		726%		695%		832%		561%	434%

†	Based on net asset value per share and reinvestment of distributions at net asset value on the ex-dividend date. Total return for a period of less than one year is not annualized.
††	Based on market value per share, adjusted for reinvestment of distributions at prices determined under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.
*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Financial Highlights (Continued)

(a)	Calculated based on average common shares outstanding on the record dates throughout the periods.
(b)	Amount represents less than $0.005 per share.
(c)	Annualized.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no impact on the expense ratios.
(e)	Ratio of operating expenses to average net assets including liquidation value of preferred shares before fee waived for the six months ended June 30, 2023 and the years ended December 31, 2022, 2021, 2020, 2019, and 2018, would have been 1.18%, 1.17%, 1.13%, 1.07%, 0.96%, and 1.06%, respectively.
(f)	In 2019, due to failed auctions relating to previous fiscal years, the Fund reversed accumulated auction agent fees. The 2019 ratio of operating expenses to average net assets attributable to common shares and the ratio of operating expenses to average net assets including the liquidation value of preferred shares, excluding the reversal of auction agent fees, were 1.35% and 1.07%, respectively.
(g)	Ratio of operating expenses to average net assets including liquidation value of preferred shares net of advisory fee reduction for the years ended December 31, 2022, 2020, 2019, and 2018, would have been 1.17%, 1.03%, 0.96%, and 0.89%, respectively.
(h)	Based on weekly prices.
(i)	Asset coverage per share is calculated by combining all series of preferred shares.
(j)	Actual number of shares outstanding is less than 1,000.
(k)	Since February 2008, the weekly auctions have failed. Holders that have submitted orders have not been able to sell any or all of their shares in the auction.
(l)	The Fund redeemed and retired all its outstanding Series G Shares on January 31, 2022.
(m)	Asset coverage is calculated by combining all series of preferred shares.

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Dividend & Income Trust (the Fund) was organized on November 18, 2003 as a Delaware statutory trust. The Fund is a diversified closed-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund commenced investment operations on November 28, 2003.

The Fund’s investment objective is to provide a high level of total return on its assets with an emphasis on dividends and income. The Fund will attempt to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in dividend paying securities (such as common and preferred shares) or other income producing securities (such as fixed income debt securities and securities that are convertible into equity securities).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions, and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2023 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 06/30/23
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Financial Services	$366,564,079	$733,725	$367,297,804
Telecommunications	55,688,835	2	55,688,837
Other Industries (a)	2,074,212,283	—	2,074,212,283
Total Common Stocks	2,496,465,197	733,727	2,497,198,924
Closed-End Funds	—	93,600	93,600
Preferred Stocks (a)	2,535,107	—	2,535,107
Mandatory Convertible Securities (a)	5,713,350	—	5,713,350
Warrants (a)	474,405	—	474,405
Convertible Corporate Bonds (a)	—	307,500	307,500
U.S. Government Obligations	—	101,970,568	101,970,568
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,505,188,059	$103,105,395	$2,608,293,454

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund held no Level 3 investments at June 30, 2023 or December 31, 2022.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Series J Cumulative Preferred Stock. For financial reporting purposes only, the liquidation value of preferred stock that has a mandatory call date is classified as a liability within the Statement of Assets and Liabilities and the dividends paid on this preferred stock are included as a component of “Interest expense on preferred stock” within the Statement of Operations. Offering costs are amortized over the life of the preferred stock.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At June 30, 2023, there were no short sales outstanding.

Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Act and related rules. Stockholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2023, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund is not subject to an independent limitation on the amount it may invest in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and, accordingly, the Board will monitor their liquidity. At June 30, 2023, the Fund held no restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Custodian Fee Credits. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.”

Distributions to Shareholders. Distributions to common stockholders are recorded on the ex-dividend date. Distributions to stockholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

Under the Fund’s current common share distribution policy, the Fund declares and pays quarterly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Pursuant to this policy, distributions during the year may be made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

Distributions to shareholders of the Fund’s Series B Auction Market Preferred Shares, Series C Auction Market Preferred Shares, Series E Auction Rate Preferred Shares, 5.375% Series H Preferred Shares, Series J Cumulative Term Preferred Shares, and 4.250% Series K Preferred Shares (Preferred Shares) are recorded on a daily basis and are determined as described in Note 6.

The tax character of distributions paid during the year ended December 31, 2022 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$15,956,170	$1,214,324
Net long term capital gains	110,607,833	8,417,668
Return of capital	746,060	—
Total distributions paid	$127,310,063	$9,631,992

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2023:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$1,624,699,778	$1,059,440,012	$(75,846,336)	$983,593,676

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2023, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2023, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net assets including the liquidation value of preferred shares. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

The Adviser has agreed to reduce the management fee on the incremental assets attributable to the Series B, Series C, and Series E Preferred Shares if the total return of the NAV of the common shares of the Fund, including distributions and advisory fee subject to reduction, does not exceed the stated dividend rate of each particular series of the Preferred Shares for the year. The Fund’s total return on the NAV of the common shares is monitored on a monthly basis to assess whether the total return on the NAV of the common shares exceeds the stated dividend rate or corresponding swap rate of each particular series of Preferred Shares for the period. During the six months ended June 30, 2023, the Fund’s total return on the NAV of the common shares exceeded the stated dividend rate on the Preferred Shares. Thus, advisory fees were accrued with respect to the liquidation value on the Series B, Series C, and Series E Preferred Shares.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2023, other than short term securities and U.S. Government obligations, aggregated $117,575,846 and $130,284,217, respectively. Purchases and sales of U.S. Government obligations for the six months ended June 30, 2023, aggregated $201,378,285 and $248,167,468, respectively.

5. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2023, the Fund paid $1,026 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

During the six months ended June 30, 2023, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $10,114.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2023, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). During the six months ended June 30, 2023, the Fund accrued $87,955 in payroll expenses in the Statement of Operations.

The Fund pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

6. Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase and retirement of its common shares on the open market when the shares are trading at a discount of 7.5% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2023 and the year ended December 31, 2022, the Fund repurchased and retired 30,066 and 213,588 common shares in the open market at investments of $627,063 and $4,691,247, respectively, and at average discounts of approximately 14.92% and 12.50% from its NAV.

Transactions in shares of common stock were as follows:

	Six Months Ended June 30, 2023		Year Ended December 31,
	(Unaudited)		2022
	Shares	Amount	Shares	Amount
Net decrease from repurchase of common shares	(30,066)	$(627,063)	(213,588)	$(4,691,247)

The Fund has an effective shelf registration authorizing the offering of an additional $500 million common or preferred shares or notes. This shelf registration expires in September 2024.

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of shares of $0.001 par value Preferred Shares. The Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Preferred Shares are cumulative. The Fund is required by the 1940 Act and by the Statements of Preferences to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series B, Series C, Series E, Series H, Series J, and Series K Preferred Shares at redemption prices of $25,000, $25,000, $25,000, $25, $25,000, and $25, respectively, per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

Existing Series B, Series C, and Series E Preferred shareholders may submit an order to hold, bid, or sell such shares on each auction date, or trade their shares in the secondary market. The Fund has the authority to purchase its auction rate and auction market preferred shares through negotiated private transactions. The Fund is not obligated to purchase any dollar amount or number of auction rate or auction market preferred shares, and the timing and amount of any auction rate or auction market preferred shares purchased will depend on market conditions, share price, capital availability, and other factors. The Fund is neither soliciting holders to sell these shares nor recommending that holders offer them to the Fund. Any offers can be accepted or rejected in the Fund’s discretion. For Series B, Series C, and Series E Preferred Shares, the dividend rates are typically set by an auction process that is generally held every seven days, and are typically expected to vary with short term interest rates. Since February 2008, the number of Series B, Series C, and Series E Preferred Shares subject to bid orders by potential holders has been less than the number of shares of Series B, Series C, and Series E Preferred Shares subject to sell orders. Holders that have submitted sell orders have not been able to sell any or all of the Series B, Series C, and Series E Preferred Shares for which they have submitted sell orders. Therefore the weekly auctions have failed, and the dividend rate has been the maximum rate. The current maximum rate for Series B, Series C, and Series E Preferred Shares is 150, 150, and 250 basis points, respectively, greater than the seven day ICE LIBOR rate on the date of such auction.

Since December 31, 2021, the seven day ICE LIBOR rate has ceased to be published and is no longer representative. Because the Series B, Series C, and Series E Preferred Shares have no other effective alternative rate setting provision, a last resort fallback of fixing this LIBOR based reference rate at its last published rate applies. The last published seven day ICE LIBOR rate was 0.076%, which results in a maximum rate for Series B, Series C, and Series E Preferred Shares of 2.076%, 2.076%, and 3.576%, respectively. In the absence of successful future auctions that establish dividend rates based on prevailing short term interest rates, this result could lead to economic results for the Fund and holders of the Series B, Series C, and Series E Preferred Shares since the rates payable on the Series B, Series C, and Series E Preferred Shares are no longer likely to be representative of prevailing market rates.

On April 14, 2021 the Fund completed a tender offer (the Offer) under which holders of the Series B Auction Market Preferred Shares, Series C Auction Rate Preferred Shares, and Series E Auction Rate Preferred Shares (the Auction Rate Preferred Shares) could exchange each Auction Rate Preferred Share for 0.96 of each newly issued Series J Preferred Share. Shareholders tendered 2,565 Series B Auction Market Preferred Shares, 3,190 Series C Auction Market Preferred Shares, and 356 Series E Auction Rate Preferred Shares, in exchange for 5,804 Series J Preferred and cash in lieu of fractional shares.

Holders of Series J Preferred Shares are entitled to receive, when, as and if declared by, or under authority granted by, the Board, out of funds legally available therefor, cumulative cash dividends and distributions, calculated separately for each dividend period, (i) at an annualized dividend rate of 1.70% of the $25,000 per share liquidation preference on the Series J Preferred Shares for the quarterly dividend periods ending on or prior to March 26, 2024 and (ii) at an annualized dividend rate of 4.50% of the $25,000 per share liquidation preference on the Series J Preferred Shares for all remaining quarterly dividend periods until the Series J

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Preferred Shares’ mandatory redemption date of March 26, 2028. Dividends and distributions on Series J Preferred Shares will be payable quarterly on March 26, June 26, September 26, and December 26 in each year commencing on June 26, 2021. The Series J Preferred Shares may be redeemed by the Fund, subject to certain restrictions, on March 26, 2024 and are subject to mandatory redemption by the Fund on March 26, 2028 and in certain other circumstances.

On January 31, 2022, the Fund redeemed and retired all remaining outstanding shares of Series G Preferred at the liquidation value of $25 per share plus accrued and unpaid dividends.

Commencing June 10, 2024 and at any time thereafter, the Fund, at its option, may redeem the 5.375% Series H Cumulative Preferred Shares, in whole or in part at the redemption price. The Board has authorized the repurchase of Series H and Series K Preferred Shares in the open market at prices less than the $25 liquidation value per share. During the year ended December 31, 2022, the Fund repurchased and retired 7,200 Series H Preferred at an investment of $165,671 and an average discount of approximately 8.00% and repurchased and retired 174,501 Series K Preferred at an investment of $3,353,453 and an average discount of approximately 23.17% from its liquidation preference.

The following table summarizes Cumulative Preferred Shares information:

Series	Issue Date	Authorized	Number of Shares Outstanding at 6/30/2023	Net Proceeds	2023 Dividend Rate Range	Dividend Rate at 6/30/2023	Accrued Dividends at 6/30/2023
B Auction Market	October 12, 2004	4,000	82	$98,858,617	2.076%	2.076%	$350
C Auction Market	October 12, 2004	4,800	54	118,630,341	2.076%	2.076%	77
E Auction Rate	November 3, 2005	5,400	124	133,379,387	3.576%	3.576%	607
H 5.375%	June 7, 2019	2,000,000	1,992,800	48,145,405	Fixed Rate	5.375%	37,192
J 1.700%	April 14, 2021	6,116	5,804	145,100,000	Fixed Rate	1.700%	34,260
K 4.250%	October 4, 2021	6,000,000	5,825,199	144,875,000	Fixed Rate	4.250%	85,962

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common shares as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and under certain circumstances are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the Preferred Shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the Preferred Shares, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding Preferred Shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

7. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

8. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (NYSE) that, as of June 20, 2023, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

Shareholder Meeting – May 22, 2023 – Final Results

The Fund’s Annual Meeting of Shareholders was held virtually on May 22, 2023. At that meeting, common and preferred shareholders, voting together as a single class, re-elected Frank J. Fahrenkopf, Jr., Anthonie C. van Ekris, and Salvatore J. Zizza as Trustees of the Fund, with 44,585,881 votes, 44,951,539 votes, and 44,728,392 votes cast in favor of these Trustees, and 39,490,034 votes, 39,124,377 votes, and 39,347,524 votes withheld for these Trustees, respectively.

In addition, preferred shareholders, voting as a separate class, re-elected Anthony S. Colavita as a Trustee of the Fund, with 5,015,320 votes cast in favor of this Trustee and 167,009 votes withheld for this Trustee.

Elizabeth C. Bogan, James P. Conn, Mario J. Gabelli, Michael J. Melarkey, Agnes Mullady, Kuni Nakamura, Christina Peeney, Salvatore M. Salibello, and Susan V. Watson continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

THE GABELLI DIVIDEND & INCOME TRUST

AND YOUR PERSONAL PRIVACY

Who are we?

The Gabelli Dividend & Income Trust is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company that has subsidiaries that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

When you purchase shares of the Fund on the New York Stock Exchange, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us. This would include information about the shares that you buy or sell; it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

THE GABELLI DIVIDEND AND INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management, Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA degree from Columbia Business School.

Sarah Donnelly joined Gabelli in 1999 as a junior research analyst working with the consumer staples and media analysts. Currently she is a portfolio manager of Gabelli Funds, LLC, a Senior Vice President, and the Food, Household, and Personal Care products research analyst for Gabelli & Company. In 2013, she was named the Health & Wellness research platform leader. Ms. Donnelly received a BS in Business Administration with a concentration in Finance and minor in History from Fordham University.

Robert D. Leininger, CFA, joined GAMCO Investors, Inc. in 1993 as an equity analyst. Subsequently, he was a partner and portfolio manager at Rorer Asset Management before rejoining GAMCO in 2010 where he currently serves as a portfolio manager of Gabelli Funds, LLC. Mr. Leininger is a magna cum laude graduate of Amherst College with a degree in Economics and holds an MBA degree from the Wharton School at the University of Pennsylvania.

Jeffrey J. Jonas, CFA, joined Gabelli in 2003 as a research analyst focusing on companies across the healthcare industry. In 2006, he began serving as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

Brian C. Sponheimer is a portfolio manager and research analyst, responsible for coverage of automotive, trucking, and machinery stocks. In 2010, 2011, and 2016, Mr. Sponheimer was recognized by various financial publications, including the Wall Street Journal and the Financial Times, as a “Best on the Street” analyst. He began his business career in institutional equities at CIBC World Markets in New York and Boston. Mr.Sponheimer graduated cum laude from Harvard University with a BA in Government and received an MBA in Finance and Economics from Columbia Business School.

Regina M. Pitaro is a Managing Director and Head of Institutional Marketing at GAMCO Investors, Inc. Ms. Pitaro joined the Firm in 1984 and coordinates the organization’s focus with consultants and plan sponsors. She also serves as a Managing Director and Director of GAMCO Asset Management, Inc., and serves as a portfolio manager for Gabelli Funds, LLC. Ms. Pitaro holds an MBA in Finance from the Columbia University Graduate School of Business, a Master’s degree in Anthropology from Loyola University of Chicago, and a Bachelor’s degree from Fordham University.

Howard F. Ward, CFA, joined Gabelli Funds in 1995 and currently serves as GAMCO’s Chief Investment Officer of Growth Equities as well as a Gabelli Funds, LLC portfolio manager for several funds within the Fund Complex. Prior to joining Gabelli, Mr. Ward served as Managing Director and Lead Portfolio Manager for several Scudder mutual funds. He also was an Investment Officer in the Institutional Investment Department with Brown Brothers, Harriman & Co. Mr. Ward received his BA in Economics from Northwestern University.

Hendi Susanto joined Gabelli in 2007 as the lead technology research analyst. He spent his early career in supply chain management consulting and operations in the technology industry. He currently is a portfolio manager of Gabelli Funds, LLC and a Vice President of Associated Capital Group Inc. Mr. Susanto received a BS degree summa cum laude from the University of Minnesota, an MS from Massachusetts Institute of Technology, and an MBA degree from the Wharton School of Business.

Lieutenant Colonel G. Anthony (Tony) Bancroft, USMCR, joined the Firm in 2009 as an associate in the alternative investments division and is currently an analyst covering the aerospace and defense and environmental services sectors, with a focus on suppliers to the commercial, military, and regional jet aircraft industry and waste services. He previously served in the United States Marine Corps as an F/A-18 Hornet fighter pilot. Tony graduated with distinction from the United States Naval Academy with a BS in systems engineering and holds an MBA in finance and economics from Columbia Business School.

Brett Kearney, CFA, is a portfolio manager covering industrials with a focus on the flow control and other niche manufacturing sectors. He joined the Firm in 2017. Previously he was an analyst at Schultze Asset Management, an analyst at Fidus Mezzanine Capital, and an investment analyst at the Bond & Corporate Finance Group of John Hancock Financial Services. Brett graduated cum laude with a BS in Business Administration from Washington and Lee University and holds an MBA from Columbia Business School, where he participated in the school’s Value Investing Program.

Gustavo Pifano joined the Firm in 2008 and is based in London. He serves as an assistant vice president of research and covers the industrial and consumer sectors with a focus on small-cap stocks. Gustavo is a member of the risk management group and responsible for the Firm’s UK compliance oversight and AML reporting functions. Gustavo holds a BBA in Finance from University of Miami and an MBA degree from University of Oxford Said Business School.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “General Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “General Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGDVX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also from time to time purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI DIVIDEND & INCOME TRUST One Corporate Center Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

TRUSTEES

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group Inc.

Elizabeth C. Bogan
Former Senior Lecturer
in Economics,
Princeton University

Anthony S. Colavita

President,

Anthony S. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance
Holdings Ltd.

Frank J. Fahrenkopf, Jr.
Former President & Chief
Executive Officer,
American Gaming Association

Michael J. Melarkey
Of Counsel,
McDonald Carano Wilson LLP

Agnes Mullady
Former Senior Vice President,
GAMCO Investors, Inc.

Kuni Nakamura
President,
Advanced Polymer, Inc.

Christina A. Peeney
Adjunct Professor,
Middlesex County College

Salvatore M. Salibello
Senior Partner,
Bright Side Consulting

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Susan V. Watson
Former President,
Investor Relations Association

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball

President & Treasurer

Peter Goldstein

Secretary & Vice President

Richard J. Walz

Chief Compliance Officer

Carter W. Austin
Vice President & Ombudsman

Laurissa M. Martire

Vice President & Ombudsman

David I. Schachter
Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

State Street Bank and Trust
Company

COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

TRANSFER AGENT AND

REGISTRAR

Computershare Trust Company, N.A.

GDV Q2/2023

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N- CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased)	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet be Purchased Under the Plans or Programs
Month #1 01/01/2023 through 01/31/2023	Common – 10,000 Preferred Series J – N/A Preferred Series K – N/A Preferred Series H – N/A	Common – $21.06 Preferred Series J – N/A Preferred Series K – N/A Preferred Series H – N/A	Common – 10,000 Preferred Series J – N/A Preferred Series K – N/A Preferred Series H – N/A	Common – 90,188,491 - 10,000 = 90,178,491 Preferred Series J – 5,804 Preferred Series K – 5,825,199 Preferred Series H – 1,992,800
Month #2 02/01/2023 through 02/28/2023	Common – N/A Preferred Series J – N/A Preferred Series K – N/A Preferred Series H – N/A	Common – N/A Preferred Series J – N/A Preferred Series K – N/A Preferred Series H – N/A	Common – N/A Preferred Series J – N/A Preferred Series K – N/A Preferred Series H – N/A	Common – 90,178,491 Preferred Series J – 5,804 Preferred Series K – 5,825,199 Preferred Series H – 1,992,800
Month #3 03/01/2023 through 03/31/2023	Common – N/A Preferred Series J – N/A Preferred Series K – N/A Preferred Series H – N/A	Common – N/A Preferred Series J – N/A Preferred Series K – N/A Preferred Series H – N/A	Common – N/A Preferred Series J – N/A Preferred Series K – N/A Preferred Series H – N/A	Common – 90,178,491 Preferred Series J – 5,804 Preferred Series K – 5,825,199 Preferred Series H – 1,992,800
Month #4 04/01/2023 through 04/30/2023	Common – N/A Preferred Series J – N/A Preferred Series K – N/A Preferred Series H – N/A	Common – N/A Preferred Series J – N/A Preferred Series K – N/A Preferred Series H – N/A	Common – N/A Preferred Series J – N/A Preferred Series K – N/A Preferred Series H – N/A	Common – 90,178,491 Preferred Series J – 5,804 Preferred Series H – 1,992,800 Preferred Series K – 5,825,199
Month #5 05/01/2023 through 05/31/2023	Common – 5,000 Preferred Series J – N/A Preferred Series K – N/A Preferred Series H – N/A	Common – $20.36 Preferred Series J – N/A Preferred Series K – N/A Preferred Series H – N/A	Common – 5,000 Preferred Series J – N/A Preferred Series K – N/A Preferred Series H – N/A	Common – 90,178,491 - 5,000 = 90,173,491 Preferred Series J – 5,804 Preferred Series K – 5,825,199 Preferred Series H – 1,992,800
Month #6 06/01/2023 through 06/30/2023	Common – 15,066 Preferred Series J – N/A Preferred Series K – N/A Preferred Series H – N/A	Common – $20.89 Preferred Series J – N/A Preferred Series K – N/A Preferred Series H – N/A	Common – 15,066 Preferred Series J – N/A Preferred Series K – N/A Preferred Series H – N/A	Common – 90,173,491- 15,066 = 90,158,425 Preferred Series J – 5,804 Preferred Series K – 5,825,199 Preferred Series H – 1,992,800
Total	Common – 30,066 Preferred Series J – N/A Preferred Series K – N/A Preferred Series H – N/A	Common – $20.82 Preferred Series J – N/A Preferred Series K – N/A Preferred Series H – N/A	Common – 30,066 Preferred Series J – N/A Preferred Series K – N/A Preferred Series H – N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs semiannually in the Fund’s shareholder reports in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 7.5% or more from the net asset value of the shares. Any or all shares outstanding may be repurchased when the respective preferred shares are trading at a discount to the liquidation values.
c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.
d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.
e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Dividend & Income Trust

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 6, 2023

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 6, 2023

*	Print the name and title of each signing officer under his or her signature.